UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanfield Capital Partners LLC
Address:  430 Park Avenue
          New York, New York 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew N. Siegel, Esq.
Title:  General Counsel
Phone:  212-891-9645

Signature,                               Place,             and Date of Signing:

/s/ Andrew N. Siegel, Esq.               New York, NY       February 14, 2007
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   861,760
                                        (thousands)

List of Other Included Managers: N/A

                           TITLE OF                                       SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER          CLASS             CUSIP        VALUE          PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------    --------         ---------    --------         -------  --- ----  ------- ---------- ----- ------  ----

American Tower Corp.       COM              029912201     37,280,000    1,000,000  Sh        Sole    No         Sole
Armstrong World Inds
 Inc New                   COM              04247X102     23,314,458      549,999  Sh        Sole    No         Sole
Atlas Air                  COM              049164205     47,837,500    1,075,000  Sh        Sole    No         Sole
Bally Technologies
 Inc                       COM              05874B107     19,614,000    1,050,000  Sh        Sole    No         Sole
Cell Genesys, Inc.         NOTE 3.125%
                            - 11/2011       150921AB0      9,343,750       12,500  Sh        Sole    No         Sole
Cell Genesys, Inc.         Put              150921954        322,650      219,400      PUT   Sole    No         Sole
Continental Airlines       COM              210795308     51,562,500    1,250,000  Sh        Sole    No         Sole
Crown Castle
 Operating Co.             COM              228227104     16,150,000      500,000  Sh        Sole    No         Sole
Cummins Inc                Put              231021956      1,310,000      120,000      PUT   Sole    No         Sole
Exide Corporation          Convert
                            - 09/2013
                            (L-150)         302051AL1     24,588,375       30,450  Sh        Sole    No         Sole
Fairfax Finl Hldgs
 Ltd                       Put              303901952      2,036,010      514,600      PUT   Sole    No         Sole
Fibertower Corp            COM              31567R100     20,286,000    3,450,000  Sh        Sole    No         Sole
Globix Corporation         COM              37957F200      6,525,000    1,500,000  Sh        Sole    No         Sole
General Mtrs Corp          Put              370442955     29,600,000    6,350,000      PUT   Sole    No         Sole
Grey Wolf Inc.             COM              397888108     13,720,000    2,000,000  Sh        Sole    No         Sole
Hughes Communications
 Inc                       COM              444398101     56,013,930    1,201,500  Sh        Sole    No         Sole
ICO Global Comm Hldgs
 Ltd                       COM              44930K108      6,855,000    1,500,000  Sh        Sole    No         Sole
Jetbue Airways Corp.       Put              477143951      7,177,500    5,350,000      PUT   Sole    No         Sole
Krispy Kreme               Put              501014954              0      100,000      PUT   Sole    No         Sole
Lear Corp                  Put              521865955     10,400,000    2,800,000      PUT   Sole    No         Sole
Loral Space &
 Communications Ltd.       COM              543881106     20,360,000      500,000  Sh        Sole    No         Sole
Mirant Corporation         COM              60467R100    166,236,097    5,265,635  Sh        Sole    No         Sole
Mirant Corporation         *W EXP
                            01/03/201       60467R118      6,600,000      500,000  Sh        Sole    No         Sole
NRG Energy Inc.            COM              629377508     84,015,000    1,500,000  Sh        Sole    No         Sole
Oil Service Holdrs TR      Depositry
                            Rcpt            678002106     31,423,500      225,000  Sh        Sole    No         Sole
Owens Corning              COM              690742101     22,425,000      750,000  Sh        Sole    No         Sole
Portland General
 Electric Company          COM              736508847     17,362,992      637,174  Sh        Sole    No         Sole
RCN Corporation            COM              749361200     30,150,000    1,000,000  Sh        Sole    No         Sole
Reliant Energy Inc         Put              75952B955      1,262,500    1,650,000      PUT   Sole    No         Sole
Six Flags Inc              Put              83001P959        661,500      574,000      PUT   Sole    No         Sole
Suncor Energy Inc          COM              867229106     25,242,250      275,000  Sh        Sole    No         Sole
Todco                      COM              88889T107     17,085,000      500,000  Sh        Sole    No         Sole
United Air Lines, Inc.     COM              902549807     55,000,000    1,250,000  Sh        Sole    No         Sole
Total                                                    861,760,511